Investments	12 Months Ended
Mar. 31, 2011
Investments

5. Investments

The amortized cost, gross unrealized gains and losses, and fair value of available-for-sale and held-to-maturity securities at March 31, 2010 and 2011 are as follows:

	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
2010 (1)
Available-for-sale securities:
Debt securities:
Japanese government bonds	28,271,986	21,826	65,023	28,228,789
Japanese local gov’t bonds	154,897	2,065	115	156,847
U.S. Treasury bonds	112,680	57	327	112,410
Other foreign gov’t bonds	318,167	1,324	32	319,459
Agency mortgage-backed securities (2)	530,204	5,386	600	534,990
Residential mortgage-backed securities	1,008,367	11,039	8,716	1,010,690
Commercial mortgage-backed securities	674,964	2,870	27,660	650,174
Japanese corporate bonds and other debt securities	2,723,309	53,701	8,934	2,768,076
Foreign corporate bonds and other debt securities	713,613	30,949	8,577	735,985
Equity securities (marketable)	2,007,370	1,280,501	3,926	3,283,945

Total	36,515,557	1,409,718	123,910	37,801,365

Held-to-maturity securities:
Debt securities:
Japanese government bonds	600,456	4,413	394	604,475
Japanese corporate bonds	2,923	14	—	2,937

Total	603,379	4,427	394	607,412

2011	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	(in millions of yen)
Available-for-sale securities:
Debt securities:
Japanese government bonds	29,280,682	10,572	78,001	29,213,253
Japanese local gov’t bonds	229,440	2,139	1,410	230,169
U.S. Treasury bonds	128,507	397	522	128,382
Other foreign gov’t bonds	290,428	331	181	290,578
Agency mortgage-backed securities (2)	769,182	3,496	7,710	764,968
Residential mortgage-backed securities	753,625	11,358	5,426	759,557
Commercial mortgage-backed securities	509,294	2,961	26,007	486,248
Japanese corporate bonds and other debt securities	3,170,653	41,456	14,581	3,197,528
Foreign corporate bonds and other debt securities	624,877	23,785	2,954	645,708
Equity securities (marketable)	1,918,733	922,649	8,832	2,832,550

Total	37,675,421	1,019,144	145,624	38,548,941

Held-to-maturity securities:
Debt securities:
Japanese government bonds	1,200,615	7,361	1,269	1,206,707
Japanese corporate bonds	1,508	5	—	1,513

Total	1,202,123	7,366	1,269	1,208,220

Notes:

(1)	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period’s presentation.
(2)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥57,539 million and ¥477,451 million, respectively, at March 31, 2010, and ¥82,632 million and ¥682,336 million, respectively, at March 31, 2011. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

The amortized cost and fair value of available-for-sale and held-to-maturity debt securities at March 31, 2011 by contractual maturity are shown in the table below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties. Securities not due at a single maturity date and securities embedded with call or prepayment options, such as mortgage-backed securities, are included in the table below based on their original final or contractual maturities.

	Available-for-sale debt securities		Held-to-maturity debt securities
	Amortized cost	Fair value	Amortized cost	Fair value
	(in millions of yen)
Due in one year or less	15,495,392	15,505,802	501	502
Due after one year through five years	14,893,687	14,870,097	1,201,622	1,207,718
Due after five years through ten years	3,367,910	3,328,655	—	—
Due after ten years	1,999,699	2,011,837	—	—

Total	35,756,688	35,716,391	1,202,123	1,208,220

The following tables show the gross unrealized losses and fair value of available-for-sale and held-to-maturity securities, aggregated by the length of time that individual securities have been in a continuous unrealized loss position, at March 31, 2010 and 2011:

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2010 (1)
Available-for-sale securities:
Debt securities:
Japanese government bonds	10,159,459	47,899	544,908	17,124	10,704,367	65,023
Japanese local gov’t bonds	33,176	104	261	11	33,437	115
U.S. Treasury bonds	89,754	327	16	—	89,770	327
Other foreign gov’t bonds	45,805	31	1,365	1	47,170	32
Agency mortgage-backed securities (2)	85,531	227	41,075	373	126,606	600
Residential mortgage-backed securities	17,022	131	451,421	8,585	468,443	8,716
Commercial mortgage-backed securities	45,712	904	505,796	26,756	551,508	27,660
Japanese corporate bonds and other debt securities	500,023	7,435	95,183	1,499	595,206	8,934
Foreign corporate bonds and other debt securities	83,703	5,545	183,735	3,032	267,438	8,577
Equity securities (marketable)	43,362	3,421	4,942	505	48,304	3,926

Total	11,103,547	66,024	1,828,702	57,886	12,932,249	123,910

Held-to-maturity securities:
Debt securities:
Japanese government bonds	199,670	394	—	—	199,670	394

Total	199,670	394	—	—	199,670	394

	Less than 12 months		12 months or more		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
	(in millions of yen)
2011
Available-for-sale securities:
Debt securities:
Japanese government bonds	17,012,827	54,063	1,284,639	23,938	18,297,466	78,001
Japanese local gov’t bonds	121,689	1,410	—	—	121,689	1,410
U.S. Treasury bonds	84,209	522	3	—	84,212	522
Other foreign gov’t bonds	148,135	181	—	—	148,135	181
Agency mortgage-backed securities (2)	520,937	7,710	—	—	520,937	7,710
Residential mortgage-backed securities	40,706	359	251,170	5,067	291,876	5,426
Commercial mortgage-backed securities	1,499	1	355,884	26,006	357,383	26,007
Japanese corporate bonds and other debt securities	1,133,710	13,047	276,244	1,534	1,409,954	14,581
Foreign corporate bonds and other debt securities	116,588	1,324	126,015	1,630	242,603	2,954
Equity securities (marketable)	101,214	8,462	2,154	370	103,368	8,832

Total	19,281,514	87,079	2,296,109	58,545	21,577,623	145,624

Held-to-maturity securities:
Debt securities:
Japanese government bonds	299,022	1,269	—	—	299,022	1,269

Total	299,022	1,269	—	—	299,022	1,269

Notes:
(1)	Certain amounts for the fiscal year ended March 31, 2010 have been summarized to conform to the current period’s presentation.
(2)	Agency mortgage-backed securities presented in the above table consist of U.S. agency securities and Japanese agency securities, of which the fair values were ¥17,004 million and ¥109,602 million, respectively, at March 31, 2010, and ¥55,327 million and ¥465,610 million, respectively, at March 31, 2011. U.S. agency securities primarily consist of Government National Mortgage Association or Ginnie Mae securities, which are guaranteed by the United States government. All of Japanese agency securities are mortgage-backed securities issued by Japan Housing Finance Agency, a Japanese government-sponsored enterprise.

The MHFG Group performs periodic reviews to identify impaired securities. Impairment is evaluated considering the length of time and extent to which the fair value has been below cost, the financial condition and near-term prospects of the issuer, as well as the MHFG Group’s ability and intent to hold the investments for an adequate period of time until an anticipated market price recovery or maturity.

Effective April 1, 2009, the MHFG Group adopted FSP No.FAS115-2 and FAS124-2, “Recognition and Presentation of Other-Than-Temporary Impairments”, which is now included in ASC 320. The FSP amended the other-than-temporary impairment model for debt securities. Under the new model, if an entity has the intent to sell a debt security or more likely than not will be required to sell a debt security before recovery of its amortized cost basis, the full amount of an other-than-temporary impairment loss shall be recognized immediately through earnings. Other than either case described above, an entity must evaluate expected cash flows to be received and determine if a credit loss exists, and if so, the amount of other-than-temporary impairment related to the credit loss shall be recognized in earnings, while the remaining decline in fair value shall be recognized in other comprehensive income, net of applicable taxes. As the FSP does not affect the other-than-temporary impairment model for equity securities, equity securities deemed other-than-temporarily impaired are written down to fair value, with the full decline recognized in earnings.

For certain Japanese government bonds held at April 1, 2009 for which an other-than-temporary impairment was previously recognized, the MHFG Group recorded the cumulative effect of initially applying the FSP as a decrease to the beginning balance of Accumulated deficit with a corresponding adjustment to Accumulated other comprehensive loss, net of tax. Considering the factors that the MHFG Group does not intend to sell those securities, it is not more likely than not that the Group will be required to sell them before recovery of their amortized cost basis, and no credit deterioration exists in those securities, ¥99,910 million of other-than-temporary impairment charges previously recorded through earnings are reclassified to Accumulated other comprehensive loss, net of tax (pre-tax amount of ¥141,212 million offset by tax effect of ¥33,775 million and noncontrolling interests of ¥7,527 million).

The MHFG Group has determined that the unrealized losses on investments in a continuous loss position for 12 months or more at March 31, 2011, are not other-than-temporary, because such losses have resulted primarily from reduced liquidity rather than credit deterioration, the Group has no intent to sell nor is it more likely than not the Group will be required to sell those securities before recovery of their amortized costs, and the present value of cash flows expected to be collected is not less than the amortized cost basis of the security.

For the fiscal years ended March 31, 2009 and 2010, the MHFG Group recognized in earnings other-than-temporary impairment on available-for-sale securities of ¥462,909 million and ¥92,497 million, respectively. No impairment losses were recorded on held-to-maturity securities for those fiscal years.

For the fiscal year ended March 31, 2011, the MHFG Group recognized in earnings other-than-temporary impairment on available-for-sale securities of ¥77,042 million, of which ¥12,394 million was on debt securities and ¥64,648 million was on equity securities. The other-than-temporary impairment losses for debt securities were mainly attributable to the decline in the fair value of commercial mortgage-backed securities (“CMBS”) that the MHFG Group had the intent to sell. In accordance with ASC 320-10-35-33A and ASC 320-10-35-34B, the other-than-temporary impairment of these securities was recognized in earnings. The remaining CMBS with unrealized losses that were categorized in the same security type with similar credit risks were not considered other-than-temporarily impaired because the MHFG Group determined that it was expected to recover their entire amortized cost basis, after considering various factors such as the extent to which their fair values were below their amortized costs, external rating changes and the present values of cash flows expected to be collected. The MHFG Group did not intend to sell them nor was it more likely than not that the Group would be required to sell them before recovery of their amortized cost basis. Certain equity securities were determined not to be other-than-temporarily impaired as the length of time that their fair values were below their costs were reasonably short and/or the impairments were immaterial in amount. No impairment losses were recorded on held-to-maturity securities for the period.

There has been no amount related to credit losses recognized in earnings on debt securities where a portion of other-than-temporary impairment was recognized in other comprehensive income ever since the adoption of the new impairment model for debt securities on April 1, 2009.

For the fiscal years ended March 31, 2009, 2010 and 2011, gross realized gains on sales of available-for-sale securities were ¥212,500 million, ¥248,254 million and ¥194,908 million, respectively, and gross realized losses on those sales were ¥120,324 million, ¥26,492 million and ¥40,376 million, respectively.

Other investments

The following table summarizes the composition of other investments:

	2010	2011
	(in millions of yen)
Equity method investments	184,555	172,326
Investments held by consolidated investment companies	95,518	285,716
Other equity interests	567,855	494,534

Total other investments	847,928	952,576

Equity method investments

Investments in investees over which the MHFG Group has the ability to exert significant influence are accounted for using the equity method of accounting. Such investments included marketable equity securities carried at ¥5,057 million and ¥15,420 million, at March 31, 2010 and 2011, respectively. The aggregated market values of those marketable equity securities were ¥7,695 million and ¥20,398 million, respectively.

On September 22, 2010, the MHFG Group converted certain preferred shares of Orient Corporation (“Orico”) into the common shares of Orico. As a result of the effective acquisition of such common shares, the Group’s proportionate share to the total outstanding common shares of Orico increased to 27.1%. The Group’s proportionate share as of March 31, 2011 was 25.7%, and accordingly, the Group classifies its investment in Orico as equity method investments. Retroactive application of the equity method of accounting to the investments in Orico did not have a material effect on the Group’s consolidated results of operations, financial condition, or retained earnings. The Group and certain third parties still hold convertible preferred shares of Orico, and if fully converted, the Group’s proportionate share to the total outstanding common shares of Orico would increase to 58.0%.

Investments held by consolidated investment companies

The MHFG Group consolidates certain investment companies for which it has control either through ownership or other means. Investment companies are subject to specialized industry accounting which requires investments to be carried at fair value, with changes in fair value recorded in earnings. The MHFG Group maintains this specialized industry accounting for investments held by consolidated investment companies, which consist of marketable and non-marketable investments.

Other equity interests

Other equity interests consist primarily of non-marketable equity securities outside the scope of ASC 320, for which the MHFG Group has neither significant influence nor control over the investees. These securities are stated at acquisition cost, with other-than-temporary impairment, if any, included in earnings. The fair values of these securities at March 31, 2010 and 2011 were not readily determinable. The MHFG Group monitors the status of each investee, including its credit rating, to determine whether impairment losses should be recognized.